INVESTMENTS IN PORTFOLIO FUNDS	12 Months Ended
Dec. 31, 2014
INVESTMENTS IN PORTFOLIO FUNDS
INVESTMENTS IN PORTFOLIO FUNDS

2.INVESTMENTS IN PORTFOLIO FUNDS

The five Portfolio Funds in which the Partnership is invested in as of December 31, 2014 are: Aspect FuturesAccess LLC (“Aspect”), ML BlueTrend FuturesAccess LLC (“BlueTrend”), Lynx FuturesAccess LLC (“Lynx”), ML Transtrend DTP Enhanced FuturesAccess LLC (“Transtrend”) and ML Winton FuturesAccess LLC (“Winton”).  The five Portfolio Funds in which the Partnership was invested in as of December 31, 2013 were: Aspect, BlueTrend, Man AHL FuturesAccess LLC (“Man AHL”), Transtrend and Winton. Effective as of April 30, 2014, the Partnership redeemed all of its assets from Man AHL, and effective as of May 1, 2014, the Partnership reallocated the redemption proceeds to Lynx. Each of the Portfolio Funds implements a systematic-based managed futures strategy under the direction of a trading advisor unaffiliated with MLAI (each a “Trading Advisor”).

MLAI may, in its discretion, change Portfolio Funds at any time. MLAI may vary the percentage of the Partnership’s total portfolio allocated to the different Portfolio Funds at MLAI’s discretion. There is no pre-established range for the minimum and maximum allocations that may be made to any individual Portfolio Fund.

The investment transactions were accounted for on trade date. The investments in the Portfolio Funds are valued at fair value and are reflected in the Statements of Financial Condition. In determining fair value, MLAI utilized the net asset value of the underlying Portfolio Funds which approximates fair value. The fair value was net of all fees relating to the Portfolio Funds, paid or accrued. Additionally, MLAI monitored the performance of the Portfolio Funds. Such monitoring procedures included, but were not limited to: monitoring market movements in the Portfolio Funds’ investments, comparing performance to industry benchmarks, and conference calls and site visits with the Portfolio Funds’ respective Trading Advisors.

The details of investments in Portfolio Funds at and for the year ended December 31, 2014 are as follows:

	Fair Value	Percentage of Partners’ Capital	Profit (Loss)	Cost @ 12/31/14	Management Fee	Performance Fee	Redemptions Permitted
Winton	$11,818,184	19.88%	$1,590,873	$6,530,293	$(185,130)	$(285,726)	Semi -Monthly
Aspect	11,818,183	19.88%	3,168,595	7,758,764	(186,363)	(271,475)	Semi -Monthly
Transtrend	11,818,184	19.88%	2,206,143	8,410,154	(123,163)	(208,004)	Semi -Monthly
BlueTrend	11,730,252	19.73%	1,119,777	10,288,824	(123,251)	—	Monthly
Lynx**	11,818,182	19.88%	3,209,667	9,017,922	(80,103)	(741,913)	Semi -Monthly
Man AHL*	—	0.00%	(509,490)	—	(43,736)	—	Monthly

Total Investment in Portfolio Funds at fair value	$59,002,985	99.25%	$10,785,565	$42,005,957	$(741,746)	$(1,507,118)

*Liquidated as of April 30, 2014.

**Added to the Portfolio May 1, 2014.

The details of investments in Portfolio Funds at and for the year ended December 31, 2013 are as follows:

	Fair Value	Percentage of Partners’ Capital	Profit (Loss)	Cost @ 12/31/13	Management Fee	Performance Fee	Redemptions Permitted
Winton	$14,111,527	19.90%	$1,442,581	$8,874,714	$(299,925)	$(106,090)	Semi -Monthly
Aspect	14,111,527	19.90%	(773,505)	11,713,792	(297,276)	—	Semi -Monthly
Transtrend	14,111,528	19.90%	(110,517)	11,386,931	(198,537)	—	Semi -Monthly
BlueTrend	14,111,529	19.90%	(1,753,279)	13,569,670	(197,702)	(36,727)	Monthly
Man AHL	14,111,528	19.90%	(1,561,906)	17,267,605	(197,289)	—	Monthly

Total Investment in Portfolio Funds at fair value	$70,557,639	99.50%	$(2,756,626)	$62,812,712	$(1,190,729)	$(142,817)

There are no investments held by the Portfolio Funds that in the aggregate exceed 5% of the Partnership’s partners’ capital. The following is summarized financial information for each of the Portfolio Funds:

	As of December 31, 2014
	Total Assets	Total Liabilities	Total Capital
Winton	$1,030,271,728	$49,186,671	$981,085,057
Aspect	160,883,084	13,082,365	147,800,719
Transtrend	77,843,044	4,857,981	72,985,063
BlueTrend	91,645,985	5,126,658	86,519,327
Lynx**	49,332,652	4,574,525	44,758,127

Total	$1,409,976,493	$76,828,200	$1,333,148,293

	As of December 31, 2013
	Total Assets	Total Liabilities	Total Capital
Winton	$1,020,224,000	$41,874,595	$978,349,405
Aspect	183,265,769	16,048,274	167,217,495
Transtrend	99,784,514	13,453,024	86,331,490
BlueTrend	132,688,240	18,852,244	113,835,996
Man AHL	21,737,588	3,344,732	18,392,856

Total	$1,457,700,111	$93,572,869	$1,364,127,242

	For the year ended December 31, 2014
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Winton	$169,525,630	$(1,182,808)	$(63,893,716)	$104,449,106
Aspect	42,916,804	(562,521)	(9,186,371)	33,167,912
Transtrend	16,067,593	(573,907)	(3,152,986)	12,340,700
BlueTrend	10,068,569	(530,630)	(3,183,394)	6,354,545
Lynx**	14,668,003	(218,706)	(3,616,591)	10,832,706
Man AHL*	(538,782)	(97,828)	(280,458)	(917,068)

Total	$252,707,817	$(3,166,400)	$(83,313,516)	$166,227,901

	For the year ended December 31, 2013
	Income (Loss)	Commissions	Expenses	Net Income (Loss)
Winton	$103,641,490	$(1,310,913)	$(45,457,244)	$56,873,333
Aspect	(4,832,079)	(837,585)	(10,054,553)	(15,724,217)
Transtrend	1,839,764	(802,619)	(3,351,128)	(2,313,983)
BlueTrend	(11,341,547)	(815,030)	(4,414,133)	(16,570,710)
Man AHL	(1,274,379)	(353,298)	(664,771)	(2,292,448)

Total	$88,033,249	$(4,119,445)	$(63,941,829)	$19,971,975

*Liquidated as of April 30, 2014.

**Added to the Portfolio May 1, 2014.